Provisions - Narrative (Details) - Brazil € in Millions	6 Months Ended
Jun. 30, 2025 EUR (€)
Provisions for employment-related proceedings
Disclosure of other provisions [line items]
Additional provisions charged to income statement	€ 241
Use of the available provisions	167
Provisions for other legal proceedings
Disclosure of other provisions [line items]
Additional provisions charged to income statement	116
Use of the available provisions	€ 82